Fair Value of Financial Instruments - Summary of Fair Value of the Financial Instruments that are Measured at Fair Value on a Recurring Basis (Detail) - CNY (¥) ¥ in Thousands	Dec. 31, 2023	Dec. 31, 2022
Assets
Short-term investments(i) (Note 2(k))	¥ 781,216	¥ 1,262,129
Debt investments(ii) (Note 13)	1,228,595	1,626,131
Equity investments with readily determinable fair values(iii) (Note 13)	104,972	112,641
Long-term Debt, Fair Value	2,114,783	3,000,901
Liabilities
Derivative liability relating to the contingent consideration(iv) (Note 5)	393,473	0
Level I [Member]
Assets
Short-term investments(i) (Note 2(k))	0	0
Debt investments(ii) (Note 13)	0	0
Equity investments with readily determinable fair values(iii) (Note 13)	104,972	112,641
Long-term Debt, Fair Value	104,972	112,641
Liabilities
Derivative liability relating to the contingent consideration(iv) (Note 5)	0	0
Level II [Member]
Assets
Short-term investments(i) (Note 2(k))	781,216	1,262,129
Debt investments(ii) (Note 13)	0	0
Equity investments with readily determinable fair values(iii) (Note 13)	0	0
Long-term Debt, Fair Value	781,216	1,262,129
Liabilities
Derivative liability relating to the contingent consideration(iv) (Note 5)	0	0
Level III [Member]
Assets
Short-term investments(i) (Note 2(k))	0	0
Debt investments(ii) (Note 13)	1,228,595	1,626,131
Equity investments with readily determinable fair values(iii) (Note 13)	0	0
Long-term Debt, Fair Value	1,228,595	1,626,131
Liabilities
Derivative liability relating to the contingent consideration(iv) (Note 5)	¥ 393,473	¥ 0